UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

September 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Responsible Municipal Income Fund
Calvert Absolute Return Bond Fund

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 96.0%
Bond Bank - 5.1%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,199,890
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500,000	1,715,325
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000,000	2,325,720
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
5.00%, 10/1/30	1,000,000	1,121,750
5.00%, 10/1/31	1,000,000	1,119,250
		7,481,935

Education - 5.8%
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,109,960
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,234,118
Ohio State University, 5.00%, 12/1/29	1,915,000	2,310,333
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,583,976
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,232,800
		8,471,187

Electric Utilities - 2.2%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000,000	1,173,440
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,208,693
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	750,735
		3,132,868

Escrowed/Prerefunded - 9.6%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,202
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	1,000,000	1,063,420
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	20,734
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	25,987
Prerefunded to 11/15/19, 5.75%, 11/15/38	975,000	1,015,696
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.00%, 5/1/39	875,000	890,321
Mt. Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/27	2,000,000	2,023,560
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,116,305
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,776,701
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	103,549
Washington, Prerefunded to 2/1/19, 5.00%, 2/1/23	1,000,000	1,010,530
		14,052,005

General Obligations - 21.5%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,105,640

Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,064,320
California, 4.00%, 9/1/32	1,000,000	1,075,070
California, Green Bonds, 3.75%, 10/1/37	1,000,000	1,023,210
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,085,390
Hawaii, 4.00%, 10/1/34	2,000,000	2,093,400
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,553,702
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,138,060
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,265,980
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,838,319
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,178,090
New York, NY, 5.00%, 8/1/26	2,000,000	2,250,140
North East Independent School District, TX, (PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,178,720
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,385,380
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000,000	1,183,910
Green Bonds, 5.00%, 8/1/37	1,000,000	1,165,920
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,670,840
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,133,960
		31,390,051

Hospital - 5.9%
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,113,883
Kansas Development Finance Authority, (Adventist Health System), 5.50%, 11/15/29	980,000	1,015,760
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	566,110
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	1,979,940
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,642,111
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,339,600
		8,657,404

Housing - 6.1%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,415,237
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,630,330
4.35%, 7/1/50	1,000,000	1,016,910
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	730,342
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,022,710
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	504,035
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,011,740
Utah Housing Corp., 4.00%, 1/1/36	1,580,000	1,588,627
		8,919,931

Industrial Development Revenue - 7.9%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850,000	847,833
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	996,220
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	994,880
4.45%, 11/1/36	1,000,000	1,027,050
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29 (1)	1,180,000	1,184,118

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44 (1)	1,000,000	907,410
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,116,850
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	983,460
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	499,625
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (1)	1,000,000	994,880
		11,552,326

Insured - General Obligations - 2.0%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	823,130
Miami-Dade County, FL, (AMBAC), 7.75%, 10/1/18	2,000,000	2,000,000
		2,823,130

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	552,845

Insured - Industrial Development Revenue - 0.8%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,100,090

Lease Revenue / Certificates of Particiaption - 1.9%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	513,830
4.00%, 10/1/35	600,000	614,730
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500,000	1,649,910
		2,778,470

Other Revenue - 8.1%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	1,935,471
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,299,760
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,184,449
Fairfax County Economic Development Authority, VA, (National Wildlife Federation), Green Bonds:
5.00%, 9/1/34	1,310,000	1,494,579
5.00%, 9/1/36	1,445,000	1,632,966
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,234,870
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,964,501
		11,746,596

Senior Living/Life Care - 1.6%
Miami-Dade County Industrial Development Authority, FL, (Miami Cerebral Palsy Residential Services, Inc.), 8.00%, 6/1/22	320,000	321,328
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,015,419
		2,336,747

Special Tax Revenue - 8.2%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,153,207
Green Bonds, 5.00%, 11/1/35	1,000,000	1,125,350
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,648,858
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:

Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,138,660
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,606,285
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,076,840
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,224,420
		11,973,620

Water and Sewer - 8.9%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,308,380
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,032,330
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	176,076
5.00%, 1/1/28	770,000	900,746
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,166,500
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,142,030
Green Bonds, 5.00%, 10/1/36	1,000,000	1,117,890
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/38	2,000,000	2,313,020
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,750,155
Green Bonds, 5.00%, 8/1/40	1,000,000	1,123,760
		13,030,887

Total Municipal Obligations (Cost $139,839,001)		140,000,092

TOTAL INVESTMENTS (Cost $139,839,001) - 96.0%		140,000,092
Other assets and liabilities, net - 4.0%		5,907,830
NET ASSETS - 100.0%		145,907,922

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,086,408, which represents 2.1% of the net assets of the Fund as of September 30, 2018.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	AMBAC Financial Group, Inc.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund

At September 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California 13.9%
Others, representing less than 10% individually 82.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 3.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 1.4% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(36)	Dec-18	($4,049,156)	$31,150
U.S. 10-Year Treasury Note	(34)	Dec-18	(4,038,563)	46,681
U.S. Long Treasury Bond	(35)	Dec-18	(4,917,500)	117,390
Total Short				$195,221

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $195,221.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$140,000,092	$—	$140,000,092
Total Investments	$—	$140,000,092	$—	$140,000,092
Futures Contracts(1)	$195,221	$—	$—	$195,221

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 48.8%
Communications - 0.9%
SBA Communications Corp., 4.00%, 10/1/22	688,000	678,540
Verizon Communications, Inc., 4.862%, 8/21/46	725,000	727,881
		1,406,421

Consumer, Cyclical - 8.8%
American Airlines Group, Inc., 5.50%, 10/1/19 (1)	700,000	713,125
American Airlines Pass-Through Trust:
5.25%, 7/15/25	135,018	139,515
5.60%, 1/15/22 (1)	2,026,656	2,067,189
Azul Investments LLP, 5.875%, 10/26/24 (1)	1,725,000	1,498,956
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	626,430
CVS Health Corp.:
2.957%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (2)	368,000	369,973
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (2)	368,000	371,020
3.125%, 3/9/20	481,000	481,196
Ford Motor Credit Co. LLC:
2.875%, 10/1/18	1,733,000	1,733,000
3.085%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (2)	466,000	461,884
3.124%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (2)	725,000	725,041
Lennar Corp., 4.50%, 11/15/19	1,400,000	1,414,000
Nordstrom, Inc.:
4.00%, 3/15/27	120,000	116,552
5.00%, 1/15/44	850,000	785,400
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	850,000	911,200
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	437,078	442,542
Wyndham Destinations, Inc.:
4.15%, 4/1/24	566,000	551,850
4.50%, 4/1/27	898,000	850,855
		14,259,728

Consumer, Non-cyclical - 0.8%
Becton Dickinson and Co., 3.261%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (2)	510,000	510,787
Block Financial LLC, 5.25%, 10/1/25	750,000	755,865
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	66,000	64,941
		1,331,593

Energy - 1.4%
Oceaneering International, Inc., 4.65%, 11/15/24	2,301,000	2,205,673

Financial - 26.1%
Ally Financial, Inc.:
3.50%, 1/27/19	2,643,000	2,646,304
4.125%, 3/30/20	2,175,000	2,188,594

Banco Santander SA, 3.40%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (2)	1,165,000	1,169,579
Bank of America Corp.:
2.727%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (2)	800,000	797,823
3.106%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (2)	1,105,000	1,105,099
3.527%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (2)	828,000	841,636
Capital One Financial Corp., 3.059%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (2)	2,550,000	2,540,241
Capital One NA, 3.163%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (2)	520,000	521,086
CBL & Associates LP:
5.25%, 12/1/23 (3)	425,000	363,248
5.95%, 12/15/26 (3)	438,000	364,635
Citigroup, Inc.:
3.292%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (2)	1,150,000	1,158,078
3.397%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (2)	1,000,000	1,017,934
4.125%, 7/25/28	400,000	386,671
5.80% to 11/15/19 (4)(5)	1,785,000	1,824,716
6.125% to 11/15/20 (4)(5)	620,000	646,738
Credit Acceptance Corp.:
6.125%, 2/15/21	1,045,000	1,059,369
7.375%, 3/15/23	80,000	84,000
Crown Castle International Corp.:
3.20%, 9/1/24	89,000	84,756
3.65%, 9/1/27	156,000	146,771
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	800,000	792,776
EPR Properties:
4.50%, 6/1/27	935,000	894,737
4.95%, 4/15/28	650,000	639,544
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	413,000	403,123
3.111%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (2)	1,150,000	1,156,215
3.342%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (2)	1,925,000	1,946,447
3.484%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (2)	680,000	681,015
3.691% to 6/5/27, 6/5/28 (5)	260,000	247,603
iStar, Inc., 5.00%, 7/1/19	1,078,000	1,080,479
JPMorgan Chase & Co., 3.237%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (2)	453,000	454,857
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (4)(5)	1,980,000	1,997,325
Morgan Stanley:
2.891%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (2)	2,000,000	2,006,797
3.119%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (2)	1,000,000	1,002,414
3.277%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (2)	775,000	781,975
5.45% to 7/15/19 (4)(5)	1,175,000	1,189,981
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (1)	2,200,000	2,211,000
Springleaf Finance Corp.:
5.25%, 12/15/19	1,550,000	1,576,226
6.875%, 3/15/25	630,000	631,260
7.125%, 3/15/26	734,000	734,000
Synchrony Financial:
3.00%, 8/15/19	422,000	421,238
3.578%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (2)	720,000	724,821
3.95%, 12/1/27	1,710,000	1,552,221
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	222,000	229,770

		42,303,102

Industrial - 2.5%
Jabil, Inc., 5.625%, 12/15/20	786,000	819,798
JSL Europe SA, 7.75%, 7/26/24 (1)(3)	1,095,000	954,019
Owens Corning, 4.30%, 7/15/47	540,000	436,653
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	760,750	763,602
Wabtec Corp.:
3.382%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (2)	276,000	276,602
4.70%, 9/15/28	800,000	786,348
		4,037,022

Technology - 8.3%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (1)	975,000	977,638
4.42%, 6/15/21 (1)	855,000	868,200
DXC Technology Co., 3.271%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (2)	2,420,000	2,420,042
Marvell Technology Group Ltd., 4.20%, 6/22/23	768,000	764,848
Microchip Technology, Inc., 4.333%, 6/1/23 (1)	1,163,000	1,156,733
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (1)	330,000	327,525
4.625%, 6/15/22 (1)	560,000	566,300
4.625%, 6/1/23 (1)	600,000	610,620
Seagate HDD Cayman:
4.875%, 6/1/27	1,495,000	1,400,482
5.75%, 12/1/34	770,000	696,886
Western Digital Corp., 4.75%, 2/15/26	3,864,000	3,744,023
		13,533,297

Total Corporate Bonds (Cost $79,768,430)		79,076,836

ASSET-BACKED SECURITIES - 29.2%
Automobile - 1.8%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (1)	750,000	748,133
Series 2014-1A, Class C, 3.75%, 7/20/20 (1)	2,210,000	2,214,039
		2,962,172

Clean Energy - 0.4%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	28,834	28,541
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (1)	307,888	308,626
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	82,710	81,124
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	264,075	253,804
		672,095

Consumer Loan - 15.3%
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (1)	945,191	946,676

Series 2015-PM3, Class C, 6.99%, 5/16/22 (1)	609,241	610,272
Conn Funding II LP:
Series 2017-B, Class A, 2.73%, 7/15/20 (1)	56,909	56,903
Series 2017-B, Class B, 4.52%, 4/15/21 (1)	2,240,000	2,252,432
Series 2018-A, Class A, 3.25%, 1/15/23 (1)	186,802	186,841
Series 2018-A, Class B, 4.65%, 1/15/23 (1)	675,000	676,140
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class B, 3.17%, 4/17/23 (1)	13,168	13,167
Series 2017-NP1, Class C, 5.13%, 4/17/23 (1)	2,347,000	2,365,803
Series 2017-P1, Class A, 2.42%, 9/15/23 (1)	1,134,049	1,131,205
Series 2017-P2, Class A, 2.61%, 1/15/24 (1)	235,321	234,142
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (1)	750,000	752,866
Series 2017-3A, Class A, 2.36%, 12/15/24 (1)	158,643	158,096
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (1)	252,807	253,442
Series 2015-1A, Class B, 3.85%, 3/18/26 (1)	375,000	377,434
Series 2015-2A, Class A, 2.57%, 7/18/25 (1)	12,529	12,543
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (1)	1,400,000	1,402,320
Series 2017-1A, Class C, 5.80%, 6/15/23 (1)	2,515,000	2,545,045
Series 2017-2A, Class B, 3.48%, 9/15/23 (1)	1,250,000	1,249,669
Series 2017-3A, Class A, 2.36%, 11/15/23 (1)	709,534	707,774
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	1,810,000	1,799,030
Series 2018-2A, Class B, 3.96%, 10/15/24 (1)	4,640,000	4,649,947
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (1)	377,279	376,089
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (1)	621,025	621,108
Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	1,500,000	1,496,257
		24,875,201

Other - 4.9%
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.808%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (1)(2)	621,053	622,334
Series 2016-1A, Class D, 5.258%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (1)(2)	596,211	598,961
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	200,000	198,082
Invitation Homes Trust:
Series 2017-SFR2, Class D, 3.958%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(2)	353,000	355,924
Series 2018-SFR1, Class C, 3.408%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	120,000	120,214
Series 2018-SFR2, Class D, 3.608%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	1,750,000	1,745,124
Series 2018-SFR3, Class D, 3.808%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	1,540,000	1,554,825
Progress Residential Trust, Series 2016-SFR2, Class E, 5.708%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	1,400,000	1,413,523
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	226,190	233,180
Series 2017-A, Class C, 4.50%, 5/17/32 (1)	586,905	559,036
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	486,148	486,951
		7,888,154

Student Loan - 0.0% (7)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (1)	20,932	20,770

Timeshare - 0.3%
Sierra Timeshare Receivables Funding LLC:
Series 2014-2A, Class B, 2.40%, 6/20/31 (1)	222,994	222,611
Series 2014-3A, Class B, 2.80%, 10/20/31 (1)	57,881	57,504
Series 2015-3A, Class B, 3.08%, 9/20/32 (1)	192,489	190,560
		470,675

Whole Business - 6.5%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	982,563	995,196
DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, 2/20/45 (1)	1,654,975	1,657,081
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	291,750	300,323
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	882,000	917,131
Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	397,005	395,289
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	1,446,688	1,444,078
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	79,000	80,199
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (1)	600,000	600,110
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (1)	710,000	704,102
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	280,000	280,006
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (1)	2,068,500	2,072,108
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (1)	1,067,000	1,069,771
		10,515,394

Total Asset-Backed Securities (Cost $47,490,544)		47,404,461

U.S. TREASURY OBLIGATIONS - 4.9%
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (8)	2,836,462	3,038,874
U.S. Treasury Inflation Index Note, 0.125%, 4/15/22 (8)	3,160,502	3,071,900
U.S. Treasury Note, 2.875%, 8/15/28	1,925,000	1,896,087

Total U.S. Treasury Obligations (Cost $8,088,371)		8,006,861

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.4%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.516%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(2)	300,000	308,070
Series 2015-1A, Class M2, 6.516%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	872,770	882,174
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.466%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (2)	1,000,000	1,125,061
Series 2015-HQA2, Class B, 12.716%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (2)	324,359	427,686
Series 2015-HQA2, Class M2, 5.016%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (2)	827,233	853,086
Series 2018-DNA2, Class B1, 5.916%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (1)(2)	385,000	386,871
Series 2018-HQA1, Class M2, 4.516%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (2)	1,525,000	1,546,333
Federal National Mortgage Association Connecticut Avenue Securities:

Series 2014-C03, Class 1M2, 5.216%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	1,469,625	1,584,726
Series 2014-C04, Class 1M2, 7.116%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (2)	870,390	999,929
Series 2017-C05, Class 1M2, 4.416%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (2)	790,000	815,105
Series 2018-C03, Class 1B1, 5.966%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (2)	754,000	757,638
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (1)(9)	690,000	691,652

Total Collateralized Mortgage-Backed Obligations (Cost $9,968,298)		10,378,331

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (1)	1,000,000	991,532
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	500,000	494,999
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.308%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	392,203	393,928
Series 2017-MTL6, Class E, 5.408%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(2)	440,623	444,944
RETL Trust, Series 2018-RVP, Class C, 4.208%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(2)	611,343	616,289

Total Commercial Mortgage-Backed Securities (Cost $2,921,972)		2,941,692

FLOATING RATE LOANS (10) - 3.3%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.492%, (1 mo. USD LIBOR + 3.25%), 8/21/25	350,000	351,604

Business Equipment and Services - 0.4%
Change Healthcare Holdings, LLC, Term Loan, 4.992%, (1 mo. USD LIBOR + 2.75%), 3/1/24	601,506	604,179

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.658%, (1 mo. USD LIBOR + 2.50%), 1/15/26	233,215	233,313
Ziggo Secured Finance Partnership, Term Loan, 4.658%, (1 mo. USD LIBOR + 2.50%), 4/15/25	280,000	275,231
		508,544

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 4.742%, (1 mo. USD LIBOR + 2.50%), 8/18/22	517,326	518,296

Electronics/Electrical - 1.0%
Infor (US), Inc., Term Loan, 5.136%, (3 mo. USD LIBOR + 2.75%), 2/1/22	520,470	522,468
MA FinanceCo., LLC, Term Loan, 4.742%, (1 mo. USD LIBOR + 2.50%), 6/21/24	64,433	64,191
Seattle Spinco, Inc., Term Loan, 4.742%, (1 mo. USD LIBOR + 2.50%), 6/21/24	435,129	433,171
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.492%, (1 mo. USD LIBOR + 2.25%), 4/16/25	161,358	161,673
SS&C Technologies, Inc., Term Loan, 4.492%, (1 mo. USD LIBOR + 2.25%), 4/16/25	423,856	424,684
		1,606,187

Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.165%, (1 mo. USD LIBOR + 2.00%), 1/15/25	498,750	500,933

Food/Drug Retailers - 0.2%
Albertsons, LLC, Term Loan, 4.992%, (1 mo. USD LIBOR + 2.75%), 8/25/21	278,589	279,234

Insurance - 0.3%
Asurion LLC, Term Loan, 5.242%, (1 mo. USD LIBOR + 3.00%), 11/3/23	508,680	512,866

Telecommunications - 0.3%
Sprint Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), 2/2/24	528,658	530,310

Total Floating Rate Loans (Cost $5,396,419)		5,412,153

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	1,066,678	1,066,678

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,066,678)		1,066,678

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL PAPER - 0.9%
AT&T, Inc., 3.135%, 5/28/19	1,450,000	1,422,337

Total Commercial Paper (Cost $1,421,121)		1,422,337

TOTAL INVESTMENTS (Cost $156,121,833) - 96.0%		155,709,349
Other assets and liabilities, net - 4.0%		6,460,451
NET ASSETS - 100.0%		162,169,800

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $66,149,737, which represents 40.8% of the net assets of the Fund as of September 30, 2018.

(2) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.
(3) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $1,029,448 and the total market value of the collateral received by the Fund was $1,066,678, comprised of cash.

(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on September 30, 2018.
(7) Amount is less than 0.05%.
(8) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9) Step coupon security. The interest rate disclosed is that which is in effect on September 30, 2018.
(10) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at September 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra 10-Year Treasury Note	26	Dec-18	$3,276,000	($36,266)
Short:
U.S. 5-Year Treasury Note	(53)	Dec-18	($5,961,258)	$42,151

Abbreviations:
LIBOR:	London Interbank Offered Rate
Currency Abbreviations:
USD:	United States Dollar

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $42,151 and $36,266, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$79,076,836	$—	$79,076,836
Asset-Backed Securities	—	47,404,461	—	47,404,461
U.S. Treasury Obligations	—	8,006,861	—	8,006,861
Collateralized Mortgage-Backed Obligations	—	10,378,331	—	10,378,331
Commercial Mortgage-Backed Securities	—	2,941,692	—	2,941,692
Floating Rate Loans	—	5,412,153	—	5,412,153
Short Term Investment of Cash Collateral for Securities Loaned	1,066,678	—	—	1,066,678
Commercial Paper	—	1,422,337	—	1,422,337
Total Investments	$1,066,678	$154,642,671	$—	$155,709,349

Assets
Futures Contracts (1)	$42,151	$—	$—	$42,151

Liabilities
Futures Contracts (1)	$(36,266)	$—	$—	$(36,266)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 26, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    November 26, 2018